UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter         June 30, 2009
Ended:                                       -------------------------

Check here if Amendment [ ]; Amendment
Number:                                     _____________
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name: Sandler Offshore Fund, Inc.
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      P.O. Box 71, Road Town, Tortola
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      British Virgin Islands
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Form 13F File Number:
28-                       10540
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Steven G. Warshavsky
        ------------------------
Title:    Director
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Phone:    (212) 754-8100
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Signature, Place, and Date of Signing:

    /s/ Steven G. Warshavsky         New York, NY           August 12, 2009
-------------------------------    ----------------     ----------------------
          [Signature]                [City, State]              [Date]


[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number            Name

1       28-06285                        Sandler Capital Management